LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.17%
Argentina–0.07%
†MercadoLibre, Inc.	654	$ 777,920
		777,920
Australia–0.11%
†Atlassian Corp. PLC Class A	3,986	1,171,206
		1,171,206
Belgium–0.66%
Anheuser-Busch InBev SA/NV	119,279	7,131,461
		7,131,461
Canada–1.61%
Barrick Gold Corp.	182,500	4,476,725
Canadian Natural Resources Ltd.	23,494	1,454,762
†Descartes Systems Group, Inc.	1,213	88,864
GFL Environmental, Inc.	89,200	2,902,568
†Shopify, Inc. Class A	1,364	922,466
Wheaton Precious Metals Corp.	160,800	7,646,731
		17,492,116
China–0.14%
China Pacific Insurance Group Co. Ltd. Class H	593,800	1,436,699
†JD.com, Inc. Class A	167	4,745
Tencent Holdings Ltd.	1,730	79,743
		1,521,187
France–3.11%
†Airbus SE	16,430	1,982,582
Alstom SA	63,256	1,480,119
BNP Paribas SA	44,138	2,522,250
Capgemini SE	9,558	2,120,948
Cie Generale des Etablissements Michelin SCA	10,400	1,409,361
Danone SA	31,300	1,729,104
Eiffage SA	48,668	4,994,900
TotalEnergies SE	210,000	10,625,899
Veolia Environnement SA	217,916	6,987,144
		33,852,307
Germany–4.99%
adidas AG	14,131	3,292,889
BASF SE	26,710	1,524,086
Bayer AG	88,007	6,019,597
†Continental AG	74,124	5,313,665
Covestro AG	42,663	2,148,311
Deutsche Telekom AG	596,574	11,110,668
E.ON SE	597,314	6,939,679
†Evotec SE	1,921	57,808
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Evotec SE ADR	2,611	$ 39,504
Fresenius Medical Care AG & Co. KGaA	124,787	8,362,076
Fresenius SE & Co. KGaA	20,666	758,782
HeidelbergCement AG	27,900	1,581,210
Infineon Technologies AG	154,030	5,210,835
RWE AG	42,617	1,855,650
		54,214,760
Hong Kong–0.44%
AIA Group Ltd.	462,200	4,826,236
		4,826,236
Ireland–3.58%
Accenture PLC Class A	36,693	12,373,980
†AerCap Holdings NV	24,541	1,233,921
CRH PLC	165,255	6,591,218
Medtronic PLC	168,464	18,691,081
		38,890,200
Israel–0.23%
†Check Point Software Technologies Ltd.	13,753	1,901,490
†Tower Semiconductor Ltd.	11,434	553,405
		2,454,895
Japan–4.21%
Hitachi Ltd.	171,400	8,577,569
Honda Motor Co. Ltd.	325,200	9,218,067
Keyence Corp.	698	323,664
Komatsu Ltd.	170,300	4,091,544
Mitsubishi Electric Corp.	154,897	1,776,490
†Renesas Electronics Corp.	166,524	1,929,508
Sony Group Corp.	63,500	6,532,603
Sumitomo Metal Mining Co. Ltd.	160,700	8,141,643
Sumitomo Mitsui Financial Group, Inc.	165,200	5,218,396
		45,809,484
Netherlands–1.44%
†Adyen NV	693	1,372,621
†Argenx SE	866	270,638
ASM International NV	508	184,979
ASML Holding NV	2,599	1,735,950
Heineken NV	13,676	1,307,833
ING Groep NV	225,827	2,357,843
NN Group NV	48,084	2,436,836
NXP Semiconductors NV	32,500	6,015,100
		15,681,800
Republic of Korea–1.64%
Samsung Electronics Co. Ltd.	189,223	10,827,902
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Shinhan Financial Group Co. Ltd.	205,626	$ 6,984,850
		17,812,752
Singapore–0.55%
United Overseas Bank Ltd.	255,100	5,968,830
		5,968,830
Spain–0.17%
CaixaBank SA	558,129	1,893,107
		1,893,107
Switzerland–1.31%
†Adecco Group AG	152,422	6,914,094
†Lonza Group AG	693	502,150
Novartis AG ADR	32,629	2,863,195
Roche Holding AG	10,116	4,002,514
		14,281,953
Taiwan–0.68%
Catcher Technology Co. Ltd.	166,000	832,795
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	63,200	6,589,232
		7,422,027
Thailand–0.05%
†Sea Ltd. ADR	4,784	573,075
		573,075
United Kingdom–7.58%
AstraZeneca PLC	58,995	7,823,498
AstraZeneca PLC ADR	2,500	165,850
BAE Systems PLC	1,147,057	10,772,526
BP PLC	627,719	3,077,315
BP PLC ADR	474,919	13,962,619
British American Tobacco PLC	60,227	2,529,364
†Endava PLC	1,223	162,696
GlaxoSmithKline PLC	410,049	8,872,207
†Informa PLC	431,944	3,384,285
†International Consolidated Airlines Group SA	2,231,691	4,139,442
†Linde PLC	35,562	11,359,228
Lloyds Banking Group PLC	11,560,851	7,040,164
nVent Electric PLC	60,500	2,104,190
Pentair PLC	52,350	2,837,894
Reckitt Benckiser Group PLC	24,684	1,883,041
Willis Towers Watson PLC	10,057	2,375,665
		82,489,984
United States–61.58%
Abbott Laboratories	61,452	7,273,459
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
AbbVie, Inc.	94,870	$ 15,379,376
Activision Blizzard, Inc.	21,756	1,742,873
†Adobe, Inc.	1,523	693,909
†Advanced Micro Devices, Inc.	4,717	515,757
Air Products & Chemicals, Inc.	30,725	7,678,485
†Airbnb, Inc. Class A	2,737	470,107
Albemarle Corp.	31,970	7,070,165
†Alphabet, Inc. Class C	349	974,754
†Alphabet, Inc. Class A	1,022	2,842,540
†Amazon.com, Inc.	1,704	5,554,955
American Electric Power Co., Inc.	49,100	4,898,707
American Express Co.	82,000	15,334,000
Amphenol Corp. Class A	6,940	522,929
Analog Devices, Inc.	67,579	11,162,699
†ANSYS, Inc.	2,079	660,394
Anthem, Inc.	3,851	1,891,688
Apple, Inc.	6,813	1,189,618
†Aspen Technology, Inc.	1,196	197,783
†Avalara, Inc.	3,749	373,063
†Axon Enterprise, Inc.	2,773	381,925
Baker Hughes Co.	8,120	295,649
Bank of America Corp.	247,000	10,181,340
Becton Dickinson & Co.	29,610	7,876,260
†Berkshire Hathaway, Inc. Class B	22,100	7,799,311
†Bill.com Holdings, Inc.	1,347	305,486
†Bio-Rad Laboratories, Inc. Class A	693	390,318
Bio-Techne Corp.	349	151,131
†Booking Holdings, Inc.	4,134	9,708,492
Bruker Corp.	1,205	77,482
†Cadence Design Systems, Inc.	7,138	1,173,915
Carlisle Cos., Inc.	13,730	3,376,482
†Catalent, Inc.	6,586	730,387
†Charter Communications, Inc. Class A	4,464	2,435,201
Chevron Corp.	25,900	4,217,297
Cintas Corp.	15,000	6,380,850
†Cloudflare, Inc. Class A	344	41,177
CME Group, Inc.	865	205,749
Cognizant Technology Solutions Corp. Class A	2,656	238,164
Colgate-Palmolive Co.	44,300	3,359,269
Comcast Corp. Class A	242,510	11,354,318
Corteva, Inc.	4,055	233,081
†CoStar Group, Inc.	3,466	230,870
†Crowdstrike Holdings, Inc. Class A	2,079	472,099
Crown Castle International Corp.	698	128,851

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Crown Holdings, Inc.	99,700	$ 12,471,473
†CS Disco, Inc.	349	11,856
CVS Health Corp.	40,131	4,061,659
Danaher Corp.	6,932	2,033,364
†Datadog, Inc. Class A	5,134	777,647
†Deckers Outdoor Corp.	12,500	3,422,125
†Dexcom, Inc.	866	443,046
†Dollar Tree, Inc.	53,400	8,552,010
Donaldson Co., Inc.	32,607	1,693,282
Dover Corp.	32,800	5,146,320
†Doximity, Inc. Class A	968	50,423
DR Horton, Inc.	22,144	1,649,949
DuPont de Nemours, Inc.	95,000	6,990,100
†DXC Technology Co.	252,300	8,232,549
eBay, Inc.	23,964	1,372,179
Ecolab, Inc.	22,100	3,901,976
†Edwards Lifesciences Corp.	4,892	575,886
Entegris, Inc.	3,494	458,622
EOG Resources, Inc.	26,100	3,111,903
†EPAM Systems, Inc.	673	199,619
Erie Indemnity Co. Class A	11,500	2,025,495
Everest Re Group Ltd.	7,250	2,185,005
Exxon Mobil Corp.	26,000	2,147,340
FactSet Research Systems, Inc.	279	121,128
Fastenal Co.	2,267	134,660
First Horizon Corp.	13,809	324,373
†Fiserv, Inc.	16,040	1,626,456
FMC Corp.	826	108,677
†Fortinet, Inc.	1,048	358,144
Freeport-McMoRan, Inc.	95,000	4,725,300
General Dynamics Corp.	56,400	13,602,552
General Electric Co.	19,207	1,757,440
†General Motors Co.	42,930	1,877,758
Global Payments, Inc.	17,450	2,387,858
†GLOBALFOUNDRIES, Inc.	4,119	257,108
Hartford Financial Services Group, Inc.	22,989	1,650,840
HCA Healthcare, Inc.	48,800	12,230,256
HEICO Corp.	696	106,864
Honeywell International, Inc.	36,950	7,189,731
†HubSpot, Inc.	2,946	1,399,173
Humana, Inc.	4,222	1,837,288
†Hyatt Hotels Corp. Class A	60,400	5,765,180
†ICON PLC	21,100	5,131,942
†IDEXX Laboratories, Inc.	2,460	1,345,768
†Illumina, Inc.	348	121,591
†Inspire Medical Systems, Inc.	2,773	711,801
†Insulet Corp.	1,126	299,955
Intel Corp.	2,620	129,847
†Intellia Therapeutics, Inc.	1,316	95,634
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Intuit, Inc.	3,490	$ 1,678,132
†Intuitive Surgical, Inc.	3,293	993,432
JB Hunt Transport Services, Inc.	9,900	1,987,821
Johnson & Johnson	34,400	6,096,712
Johnson Controls International PLC	113,021	7,410,787
JPMorgan Chase & Co.	74,100	10,101,312
Keurig Dr Pepper, Inc.	153,000	5,798,700
†Keysight Technologies, Inc.	1,026	162,077
KLA Corp.	1,733	634,382
Kraft Heinz Co.	48,311	1,902,970
Lam Research Corp.	1,733	931,678
†Liberty Broadband Corp. Class A	385	50,458
Lowe's Cos., Inc.	34,200	6,914,898
Marathon Petroleum Corp.	160,900	13,756,950
Marvell Technology, Inc.	2,902	208,102
Mastercard, Inc. Class A	5,591	1,998,112
†Match Group, Inc.	1,397	151,910
McCormick & Co., Inc.	52,400	5,229,520
McDonald's Corp.	23,200	5,736,896
Merck & Co., Inc.	28,142	2,309,051
†Meta Platforms, Inc. Class A	1,719	382,237
MGM Resorts International	119,600	5,016,024
Micron Technology, Inc.	35,400	2,757,306
Microsoft Corp.	112,409	34,656,819
†MongoDB, Inc.	2,382	1,056,631
Monolithic Power Systems, Inc.	1,747	848,483
Moody's Corp.	1,189	401,180
MSCI, Inc.	1,733	871,491
Nasdaq, Inc.	20,650	3,679,830
NextEra Energy, Inc.	12,132	1,027,702
NIKE, Inc. Class B	50,100	6,741,456
Norfolk Southern Corp.	17,000	4,848,740
NVIDIA Corp.	13,636	3,720,719
†Okta, Inc.	674	101,747
†Palo Alto Networks, Inc.	850	529,133
†Paycom Software, Inc.	430	148,943
PepsiCo, Inc.	34,000	5,690,920
Pfizer, Inc.	60,125	3,112,671
†Procore Technologies, Inc.	3,813	221,001
Procter & Gamble Co.	36,000	5,500,800
Quanta Services, Inc.	1,733	228,080
Raytheon Technologies Corp.	88,864	8,803,756
†Repligen Corp.	3,494	657,186
Roper Technologies, Inc.	30,164	14,244,346
Ross Stores, Inc.	47,400	4,287,804
†salesforce.com, Inc.	4,679	993,445

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
SBA Communications Corp.	1,747	$ 601,143
†SentinelOne, Inc. Class A	794	30,760
†ServiceNow, Inc.	3,813	2,123,422
Sherwin-Williams Co.	7,950	1,984,479
†SiTime Corp.	1,747	432,942
†Skechers USA, Inc. Class A	100,400	4,092,304
†Snowflake, Inc. Class A	1,717	393,416
Southern Co.	53,800	3,901,038
†Southwest Airlines Co.	198,400	9,086,720
Starbucks Corp.	13,800	1,255,386
Steris PLC	3,455	835,315
Stryker Corp.	45,647	12,203,725
†SVB Financial Group	928	519,170
†Synopsys, Inc.	4,259	1,419,397
Target Corp.	36,015	7,643,103
Teradyne, Inc.	4,506	532,744
†Tesla, Inc.	2,256	2,431,066
Texas Instruments, Inc.	56,350	10,339,098
Thermo Fisher Scientific, Inc.	3,403	2,009,982
†Thoughtworks Holding, Inc.	1,913	39,810
TJX Cos., Inc.	80,500	4,876,690
†T-Mobile U.S., Inc.	76,500	9,818,775
Tradeweb Markets, Inc. Class A	8,665	761,394
†Trimble, Inc.	698	50,354
†Twilio, Inc. Class A	1,349	222,329
†Tyler Technologies, Inc.	1,048	466,245
United Parcel Service, Inc. Class B	34,825	7,468,569
UnitedHealth Group, Inc.	42,717	21,784,388
†Veeva Systems, Inc. Class A	3,258	692,195
Visa, Inc. Class A	63,729	14,133,180
Voya Financial, Inc.	35,903	2,382,164
Walmart, Inc.	31,400	4,676,088
†Walt Disney Co.	70,913	9,726,427
Wells Fargo & Co.	318,984	15,457,965
West Pharmaceutical Services, Inc.	19,900	8,173,129
†Western Digital Corp.	37,020	1,838,043
Westinghouse Air Brake Technologies Corp.	92,800	8,924,576
Williams Cos., Inc.	72,253	2,413,973
†Workday, Inc. Class A	3,583	857,985
WW Grainger, Inc.	7,100	3,662,109
†Zebra Technologies Corp. Class A	685	283,385
Zimmer Biomet Holdings, Inc.	64,300	8,223,970
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Zoetis, Inc.	3,119	$ 588,212
†ZoomInfo Technologies, Inc.	12,132	724,766
†Zscaler, Inc.	668	161,175
		669,808,973
Uruguay–0.02%
†Globant SA	873	228,787
		228,787
Total Common Stock (Cost $665,848,811)		1,024,303,060
PREFERRED STOCK–0.11%
Germany–0.11%
Volkswagen AG 3.27%	7,090	1,218,426
Total Preferred Stock (Cost $1,218,126)		1,218,426

	Principal Amount°
CORPORATE BONDS–0.04%
United States–0.04%
Bausch Health Americas, Inc.
8.50% 1/31/27	148,000	147,596
9.25% 4/1/26	247,000	252,968
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	15,541
Total Corporate Bonds (Cost $417,158)		416,105

	Number of Shares
MONEY MARKET FUND–5.37%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	58,384,065	58,384,065
Total Money Market Fund (Cost $58,384,065)		58,384,065

	Principal Amount°
SHORT-TERM INVESTMENT–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
≠U.S. Treasury Bills 0.00% 8/4/22	300,000	299,169
		299,169
Total Short-Term Investment (Cost $299,432)		299,169

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.72% (Cost $726,167,592)	$1,084,620,825
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	3,029,220
NET ASSETS APPLICABLE TO 24,787,777 SHARES OUTSTANDING–100.00%	$1,087,650,045

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	116,175	USD	(127,912)	7/20/22	$—	$(1,507)
BOA	CHF	20,267	USD	(22,035)	7/20/22	16	—
BOA	EUR	(165,394)	USD	184,704	7/25/22	786	—
BOA	EUR	216,673	USD	(243,602)	7/25/22	—	(2,664)
BOA	EUR	437,737	USD	(482,967)	7/25/22	3,794	—
BOA	EUR	(105,379)	USD	116,720	7/25/22	—	(459)
BOA	GBP	(1,135,547)	USD	1,557,567	4/14/22	66,010	—
BOA	GBP	84,103	USD	(112,232)	4/14/22	—	(1,761)
HSBC	CHF	(1,677,657)	USD	1,841,646	7/20/22	16,270	—
HSBC	CHF	404,289	USD	(445,116)	7/20/22	—	(5,230)
HSBC	CHF	536,546	USD	(581,841)	7/20/22	1,948	—
HSBC	EUR	(7,782,125)	USD	8,864,518	7/25/22	210,855	—
HSBC	EUR	430,169	USD	(484,401)	7/25/22	—	(6,055)
HSBC	EUR	335,596	USD	(368,323)	7/25/22	4,858	—
HSBC	EUR	(47,888)	USD	52,890	7/25/22	—	(361)
HSBC	GBP	(1,045,923)	USD	1,436,321	4/14/22	62,487	—
HSBC	GBP	50,036	USD	(66,425)	4/14/22	—	(703)
HSBC	GBP	73,695	USD	(96,379)	4/14/22	421	—
HSBC	JPY	(211,955,926)	USD	1,856,435	5/18/22	113,411	—
HSBC	JPY	9,640,014	USD	(83,990)	5/18/22	—	(4,716)
HSBC	JPY	(7,225,945)	USD	58,756	5/18/22	—	(667)
HSBC	KRW	(711,136,575)	USD	601,874	5/16/22	16,936	—
HSBC	KRW	70,058,925	USD	(57,981)	5/16/22	—	(355)
HSBC	KRW	27,377,700	USD	(22,465)	5/16/22	55	—
HSBC	KRW	(818,886,985)	USD	691,336	6/17/22	17,683	—
HSBC	KRW	34,368,685	USD	(28,438)	6/17/22	—	(165)
HSBC	KRW	27,377,700	USD	(22,253)	6/17/22	269	—
HSBC	TWD	(23,738,000)	USD	835,257	6/30/22	2,564	—
UBS	CHF	590,955	USD	(645,702)	7/20/22	—	(2,712)
UBS	CHF	9,424	USD	(10,193)	7/20/22	61	—
UBS	EUR	(7,665,552)	USD	8,734,063	7/25/22	210,028	—
UBS	EUR	236,800	USD	(265,494)	7/25/22	—	(2,174)
UBS	EUR	216,254	USD	(238,246)	7/25/22	2,227	—
UBS	EUR	(594,936)	USD	657,746	7/25/22	—	(3,819)
UBS	GBP	(70,580)	USD	95,387	4/14/22	2,679	—
UBS	GBP	159,000	USD	(211,745)	4/14/22	—	(2,896)
UBS	GBP	23,284	USD	(30,318)	4/14/22	266	—
UBS	JPY	(21,009,522)	USD	183,834	5/18/22	11,060	—
UBS	JPY	25,056,914	USD	(217,447)	5/18/22	—	(11,390)
UBS	JPY	(1,850,659)	USD	15,022	5/18/22	—	(197)
Total Foreign Currency Exchange Contracts						$744,684	$(47,831)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
15	British Pound	$1,231,031	$1,233,902	6/13/22	$—	$(2,871)
15	Euro	2,081,062	2,071,546	6/13/22	9,516	—
14	Japanese Yen	1,441,563	1,439,494	6/13/22	2,069	—
					11,585	(2,871)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	225,100	224,187	6/17/22	913	—
4	E-mini Russell 2000 Index	413,280	417,704	6/17/22	—	(4,424)
35	E-mini S&P 500 Index	7,928,813	7,934,637	6/17/22	—	(5,824)
9	E-mini S&P MidCap 400 Index	2,420,280	2,429,597	6/17/22	—	(9,317)
45	Euro STOXX 50 Index	1,903,136	1,896,927	6/17/22	6,209	—
13	FTSE 100 Index	1,278,418	1,269,518	6/17/22	8,900	—
7	Nikkei 225 Index (OSE)	1,600,214	1,602,050	6/9/22	—	(1,836)
					16,022	(21,401)
Total Futures Contracts					$27,607	$(24,272)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
FTSE–Financial Times Stock Exchange
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
TWD–Taiwan New Dollar
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$777,920	$—	$—	$777,920
Australia	1,171,206	—	—	1,171,206
Belgium	—	7,131,461	—	7,131,461
Canada	17,492,116	—	—	17,492,116
China	—	1,521,187	—	1,521,187
France	—	33,852,307	—	33,852,307
Germany	39,504	54,175,256	—	54,214,760
Hong Kong	—	4,826,236	—	4,826,236
Ireland	32,298,982	6,591,218	—	38,890,200
Israel	2,454,895	—	—	2,454,895
Japan	—	45,809,484	—	45,809,484
Netherlands	8,021,688	7,660,112	—	15,681,800
Republic of Korea	—	17,812,752	—	17,812,752
Singapore	—	5,968,830	—	5,968,830
Spain	—	1,893,107	—	1,893,107
Switzerland	2,863,195	11,418,758	—	14,281,953
Taiwan	6,589,232	832,795	—	7,422,027
Thailand	573,075	—	—	573,075
United Kingdom	32,645,221	49,844,763	—	82,489,984
United States	669,808,973	—	—	669,808,973
Uruguay	228,787	—	—	228,787
Preferred Stock	—	1,218,426	—	1,218,426
Corporate Bonds	—	416,105	—	416,105
Money Market Fund	58,384,065	—	—	58,384,065
Short-Term Investment	—	299,169	—	299,169
Total Investments	$833,348,859	$251,271,966	$—	$1,084,620,825
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$744,684	$—	$744,684
Futures Contracts	$27,607	$—	$—	$27,607
Liabilities:
Foreign Currency Exchange Contracts	$—	$(47,831)	$—	$(47,831)
Futures Contracts	$(24,272)	$—	$—	$(24,272)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8